Revenues - Summary of the company's revenues disaggregated revenues by timing of revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue
Revenue	¥ 3,046,871	$ 417,420	¥ 3,702,387	¥ 3,820,378
Point in time
Revenue
Revenue	105,972	14,518	154,455
Over time
Revenue
Revenue	¥ 2,940,899	$ 402,902	¥ 3,547,932	¥ 3,820,378